Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	X-Square Balanced Fund, LLC
Entity Central Index Key	0001763143
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000210871
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class A
Trading Symbol	SQBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$194	1.87%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains for calendar year 2025, marking a third consecutive year of strong double-digit performance. The 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 13.65% for the period. While all three major U.S. equity indices—the S&P 500, Nasdaq, and Dow—posted double-digit gains, the year was defined by heightened volatility across global markets, creating attractive opportunities for active management. Early-year turbulence driven by tariff uncertainty, geopolitical risk, and policy ambiguity pushed volatility measures to multi-year highs before conditions stabilized and risk appetite recovered.

Monetary policy remained a central theme as the Federal Reserve delivered rate cuts and formally concluded its quantitative tightening program, improving liquidity conditions despite continued funding-market pressures. Corporate confidence rebounded, with accelerating capital expenditures and renewed merger activity supporting earnings resilience, particularly across technology and financial sectors.

Looking ahead, elevated valuations emphasize earnings delivery, broader participation, disciplined capital deployment, diversification, and attractive risk-adjusted returns for shareholders.

Line Graph [Table Text Block]
	Class A - NAV	Class A - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$9,625	$10,000	$10,000
12/31/19	$10,370	$9,981	$10,573	$10,343
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/25	$15,282	$14,708	$22,122	$16,529
12/31/25	$16,346	$15,733	$24,555	$17,820

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	11.72%	7.08%	8.30%
Class A - Load	7.54%	6.27%	7.63%
S&P 500® Total Return Index	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.83%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 83,109,172
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 714,961
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$83,109,172 # of Portfolio Holdings82 Portfolio Turnover Rate 9.70% Advisory Fees Paid$714,961
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
3-5 Years	0.97%
5-10 Years	2.21%
No Maturity	3.13%
> 10 Years	30.20%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	4.49%
Ginnie Mae II Pool, 2.00%, 10/20/2051	4.40%
Ginnie Mae II Pool, 2.00%, 11/20/2050	4.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	3.91%
Ginnie Mae II Pool, 2.00%, 06/20/2051	3.31%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.28%
Micron Technology, Inc.	2.99%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.22%
Walmart, Inc.	2.17%
Alphabet, Inc.	2.13%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210872
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class C
Trading Symbol	SQCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$273	2.64%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains for calendar year 2025, marking a third consecutive year of strong double-digit performance. The 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 13.65% for the period. While all three major U.S. equity indices—the S&P 500, Nasdaq, and Dow—posted double-digit gains, the year was defined by heightened volatility across global markets, creating attractive opportunities for active management. Early-year turbulence driven by tariff uncertainty, geopolitical risk, and policy ambiguity pushed volatility measures to multi-year highs before conditions stabilized and risk appetite recovered.

Monetary policy remained a central theme as the Federal Reserve delivered rate cuts and formally concluded its quantitative tightening program, improving liquidity conditions despite continued funding-market pressures. Corporate confidence rebounded, with accelerating capital expenditures and renewed merger activity supporting earnings resilience, particularly across technology and financial sectors.

Looking ahead, elevated valuations emphasize earnings delivery, broader participation, disciplined capital deployment, diversification, and attractive risk-adjusted returns for shareholders.

Line Graph [Table Text Block]
	Class C - NAV	Class C - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000	$10,000
12/31/19	$10,350	$10,350	$10,573	$10,343
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/25	$14,600	$14,600	$22,122	$16,529
12/31/25	$15,558	$15,558	$24,555	$17,820

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	10.68%	6.23%	7.43%
Class C - Load	9.68%	6.23%	7.43%
S&P 500® Total Return Index	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.83%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 83,109,172
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 714,961
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$83,109,172 # of Portfolio Holdings82 Portfolio Turnover Rate 9.70% Advisory Fees Paid$714,961
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
3-5 Years	0.97%
5-10 Years	2.21%
No Maturity	3.13%
> 10 Years	30.20%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	4.49%
Ginnie Mae II Pool, 2.00%, 10/20/2051	4.40%
Ginnie Mae II Pool, 2.00%, 11/20/2050	4.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	3.91%
Ginnie Mae II Pool, 2.00%, 06/20/2051	3.31%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.28%
Micron Technology, Inc.	2.99%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.22%
Walmart, Inc.	2.17%
Alphabet, Inc.	2.13%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210870
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Institutional
Trading Symbol	SQBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains for calendar year 2025, marking a third consecutive year of strong double-digit performance. The 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 13.65% for the period. While all three major U.S. equity indices—the S&P 500, Nasdaq, and Dow—posted double-digit gains, the year was defined by heightened volatility across global markets, creating attractive opportunities for active management. Early-year turbulence driven by tariff uncertainty, geopolitical risk, and policy ambiguity pushed volatility measures to multi-year highs before conditions stabilized and risk appetite recovered.

Monetary policy remained a central theme as the Federal Reserve delivered rate cuts and formally concluded its quantitative tightening program, improving liquidity conditions despite continued funding-market pressures. Corporate confidence rebounded, with accelerating capital expenditures and renewed merger activity supporting earnings resilience, particularly across technology and financial sectors.

Looking ahead, elevated valuations emphasize earnings delivery, broader participation, disciplined capital deployment, diversification, and attractive risk-adjusted returns for shareholders.

Line Graph [Table Text Block]
	Institutional	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$100,000	$100,000	$100,000
12/31/19	$103,700	$105,727	$103,430
6/30/20	$102,700	$102,470	$104,448
12/31/20	$116,500	$125,179	$118,664
6/30/21	$126,200	$144,271	$128,488
12/31/21	$127,613	$161,112	$137,480
6/30/22	$110,306	$128,956	$115,329
12/31/22	$114,012	$131,934	$115,777
6/30/23	$121,551	$154,223	$128,294
12/31/23	$131,256	$166,616	$136,233
6/30/24	$139,511	$192,094	$148,080
12/31/24	$148,265	$208,303	$156,728
6/30/25	$154,978	$221,223	$165,292
12/31/25	$166,049	$245,547	$178,202

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	11.99%	7.35%	8.57%
S&P 500® Total Return Index	17.88%	14.42%	15.69%
60% S&P 500 and 40% Bloomberg US Aggregate	13.70%	8.47%	9.83%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 83,109,172
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 714,961
InvestmentCompanyPortfolioTurnover	9.70%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$83,109,172 # of Portfolio Holdings82 Portfolio Turnover Rate 9.70% Advisory Fees Paid$714,961
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
3-5 Years	0.97%
5-10 Years	2.21%
No Maturity	3.13%
> 10 Years	30.20%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	4.49%
Ginnie Mae II Pool, 2.00%, 10/20/2051	4.40%
Ginnie Mae II Pool, 2.00%, 11/20/2050	4.25%
Ginnie Mae II Pool, 2.00%, 11/20/2051	3.91%
Ginnie Mae II Pool, 2.00%, 06/20/2051	3.31%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.28%
Micron Technology, Inc.	2.99%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.22%
Walmart, Inc.	2.17%
Alphabet, Inc.	2.13%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.